Loans (Details) - Schedule of allowance for loan losses by portfolio segment - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
One- to four-family [Member]
Residential real estate:
Beginning balance	$ 671	$ 685
Provision for loan losses	146	49
Loans charged off	(23)	(65)
Recoveries		2
Ending balance	794	671
Multi-family [Member]
Residential real estate:
Beginning balance	184	200
Provision for loan losses	107	(16)
Loans charged off
Recoveries
Ending balance	291	184
Construction [Member]
Residential real estate:
Beginning balance	6	6
Provision for loan losses	6
Loans charged off
Recoveries
Ending balance	12	6
Land [Member]
Residential real estate:
Beginning balance	1	1
Provision for loan losses	2
Loans charged off
Recoveries
Ending balance	3	1
Farm [Member]
Residential real estate:
Beginning balance	4	6
Provision for loan losses	1	(2)
Loans charged off
Recoveries
Ending balance	5	4
Nonresidential real estate [Member]
Residential real estate:
Beginning balance	405	336
Provision for loan losses	89	69
Loans charged off
Recoveries
Ending balance	494	405
Commercial and industrial [Member]
Residential real estate:
Beginning balance	3	5
Provision for loan losses	2	(2)
Loans charged off
Recoveries
Ending balance	5	3
Loans on deposits [Member]
Residential real estate:
Beginning balance	2	3
Provision for loan losses		(1)
Loans charged off
Recoveries
Ending balance	2	2
Home equity [Member]
Residential real estate:
Beginning balance	11	14
Provision for loan losses	42	(3)
Loans charged off	(45)
Recoveries	7
Ending balance	15	11
Auto [Member]
Residential real estate:
Beginning balance
Provision for loan losses		8
Loans charged off		(8)
Recoveries
Ending balance
Unsecured [Member]
Residential real estate:
Beginning balance	1
Provision for loan losses	(3)	1
Loans charged off
Recoveries	3
Ending balance	1	1
Unallocated [Member]
Residential real estate:
Beginning balance	200	200
Provision for loan losses	(200)
Loans charged off
Recoveries
Ending balance		200
Total [Member]
Residential real estate:
Beginning balance	1,488	1,456
Provision for loan losses	192	103
Loans charged off	(68)	(73)
Recoveries	10	2
Ending balance	$ 1,622	$ 1,488